SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2023
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION
16.	SHARE-BASED COMPENSATION

Compensation expense recognized for share-based awards was as follows:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Share-based compensation expenses
—Share options(a)	47,405	19,560	106

(a)	Share options

On September 17, 2015, the Board of Directors of the Company approved the establishment of 2015 Share Incentive Plan, the purpose of which is to provide an incentive for employees contributing to the Group. The 2015 Share Incentive Plan shall be valid and effective for 10 years from the grant date. The maximum number of shares that may be issued pursuant to all awards (including incentive share options) under 2015 Share Incentive Plan shall be 12,727,272 shares.

In June 2018, the Board of Directors and shareholders of the Company approved the 2018 Share Incentive Plan. As of December 31, 2022, the maximum of shares that may be issued under the 2018 Share Incentive Plan was 26,008,171.

For the year ended December 31, 2019, no share options were granted to employees.

For the year ended December 31, 2020, the Company granted 19,175,500 share options to employees pursuant to the 2018 Share Incentive Plan. With respect to the share options granted, 40% of the options will be vested after 24 months of the grant date and the remaining 60% will be vested in three equal installments over the following 36 months.

For the year ended December 31, 2021, the Company granted 3,840,000 share options to employees pursuant to the 2018 Share Incentive Plan. Among which, with respect to the share options granted, 40% of the options will be vested after 24 months of the vesting commencement date and the remaining 60% will be vested in three equal installments over the following 36 months.

For the year ended December 31, 2022, the Company granted 1,010,000 share options to employees pursuant to the 2018 Share Incentive Plan. Among which, with respect to the share options granted, 40% of the options will be vested after 24 months of the vesting commencement date and the remaining 60% will be vested in three equal installments over the following 36 months.

For the year ended December 31, 2023, the Company didn’t grante share options to employees pursuant to the 2018 Share Incentive Plan.

The Group calculated the estimated fair value of the options on the respective grant dates using the binomial option pricing model. Assumptions used to determine the fair value of share options granted during 2022 and 2023 are summarized in the following table:

	As of December 31,
	2022	2023
Risk-free interest rate	3.98%	NA
Expected volatility	43.60%	NA
Expected life of option (years)	10	NA
Expected dividend yield	—	NA
Fair value per ordinary share	US$0.12	NA

16.	SHARE-BASED COMPENSATION (Continued)
(a)	Share options (Continued)
(1)	Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of China Government Bond with a maturity period close to the contractual term of the options.

(2)	Expected life of option (years)

Expected life of option (years) represents the expected years to vest the options.

(3)	Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of comparable listed companies over a period comparable to the contractual term of the options.

(4)	Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the contractual term of the options.

16.	SHARE-BASED COMPENSATION (Continued)
(a)	Share options (Continued)

The Company also applied a discount for lack of marketability (“DLOM”), which was quantified by the black-Scholes option pricing model. Under this option-pricing method, which assumed that the put option is struck at the average price of the stock before the privately held shares can be sold, the cost of the put option was considered as a basis to determine the DLOM.

A summary of the stock option activity under the 2015 Share Incentive Plan and 2018 Share Incentive Plan for the years ended December 31, 2021, 2022 and 2023 is included in the table below.

			Weighted
			average
			remaining	Aggregate
	Number of	Weighted average	contractual	intrinsic
	options	exercise price (US$)	life (years)	value (US$)
Outstanding at January 1, 2021	26,106,599	0.74	8.08	30,299
Granted	3,840,000	1.10	—	—
Forfeited	(4,709,197)	0.81	—	—
Exercised	(3,011,064)	0.43	—	—
Outstanding at December 31, 2021	22,226,338	0.80	7.41	26,813
Granted	1,010,000	1.10	—	—
Forfeited	(2,537,466)	0.98	—	—
Exercised	(956,256)	0.44	—	—
Outstanding at December 31, 2022	19,742,616	0.81	6.49	22,974
Granted	—	—	—	—
Forfeited	(5,047,307)	0.78	—	—
Exercised	(176,883)	0.03	—	—
Outstanding at December 31, 2023	14,518,426	0.83	5.58	15,552,713
Exercisable as of December 31, 2023	10,480,426	0.72	4.96	12,576,573
Expected to vest as of December 31, 2023	3,634,200	1.10	7.17	2,678,526

The weighted average grant date fair value of options granted for the years ended December 31, 2022 and 2023 was RMB7.66 (US$1.1) and nil per option, respectively.

As of December 31, 2022 and 2023, there was RMB21,025 and RMB5,454 of unrecognized compensation expenses related to the options, respectively.

16.	SHARE-BASED COMPENSATION (Continued)
(b)	Restricted shares to an investee

As described in note 1, the Group established Guangdong Lizi in July 2018 as a subsidiary of the Company. In November 2020, following the Group’s restructuring plan on its water purifiers business, the Group entered into an agreement with Sunglow to sell 1% of equity interest of Guangdong Lizi for a consideration of RMB175. Sunglow has paid up the consideration in December 2021 but is not entitled to any shareholder’s rights of Guangdong Lizi until the fulfilment of certain conditions pursuant to the supplemental agreement in November 2021.

Under the requirement of ASC 718, the Group should recognize share-based compensation if there is a difference between the fair value of Guangdong Lizi’s 1% of equity interest and the consideration paid up by Sunglow on the date of capital injection. The Group calculated the estimated fair value of the options on the respective grant dates using the discounted cash flow model.

As of December 31, 2023, there were RMB10,284 of unrecognized compensation expenses related to restricted shares granted to Sunglow for which the performance conditions had not been met and are expected to be recognized when the performance conditions are achieved under the requirement of ASC718.